Summary of Significant Accounting Policies (Details) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2014 item	Dec. 31, 2010 Adjustments relating to timing of revenue recognition, accrued sales taxes and expenses on related party loans	Dec. 31, 2009 Adjustments relating to timing of revenue recognition, accrued sales taxes and expenses on related party loans	Dec. 31, 2011 Adjustments relating to timing of revenue recognition, accrued sales taxes and expenses on related party loans Cumulative effect of adjustments
Adjustments		$ 420,000	$ 360,000	$ 780,000
Segments
Number of operating segment	1